SCHEDULE OF INTANGIBLE ASSETS FINITE USEFUL LIVES (Details)	12 Months Ended
Mar. 31, 2026
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets finite useful lives	5 years
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets finite useful lives	10 years
Customer-related intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Intangible assets finite useful lives	5 years
Customer-related intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Intangible assets finite useful lives	7 years